COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Interests expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on current accounts deposits	$ 21,139,712	$ 9,547,244	$ 12,350,968
Interest on time deposits	37,594,565	29,546,822	40,800,914
Interest on other financial liabilities	1,382,903	3,450,463	15,807,755
Interest from financing from financial sector	182,801	152,200	563,258
Others	199,527	439,957	2,221,742
Total	$ 60,499,508	$ 43,136,686	$ 71,744,637